Calamos Antetokounmpo Global Sustainable Equities ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (98.8%)
		Communication Services (6.0%)
3,095		Alphabet, Inc. - Class A#	$503,804
2,012	CAD	BCE, Inc.	66,105
2,190		Verizon Communications, Inc.	86,483
			656,392
		Consumer Discretionary (10.3%)
1,758	EUR	Amadeus IT Group, SA	112,118
5,192	HKD	BYD Company, Ltd. - Class H	143,096
2,219	EUR	Cie Generale des Etablissements Michelin SCA	85,678
2,310	GBP	Greggs, PLC	78,627
311		Home Depot, Inc.	103,942
2,278	EUR	Industria de Diseno Textil, SA	104,172
2,173		LKQ Corp.	93,721
1,568		Sony Group Corp. (ADR)	129,470
785		Starbucks Corp.	69,465
1,528		TJX Cos., Inc.	143,770
234		Tractor Supply Company	63,901
			1,127,960
		Consumer Staples (6.9%)
961		Colgate-Palmolive Company	88,335
194		Costco Wholesale Corp.	140,243
2,563		Darling Ingredients, Inc.#	108,594
4,242	EUR	Jeronimo Martins SGPS, SA	87,599
930	EUR	Kerry Group, PLC - Class A	80,194
1,891	EUR	Koninklijke Ahold Delhaize, NV	57,394
162	EUR	L'Oreal, SA	76,009
760		Target Corp.	122,345
			760,713
		Financials (14.6%)
18,268	HKD	AIA Group, Ltd.	134,978
13,122	GBP	Aviva, PLC	76,359
1,524		Bank of New York Mellon Corp.	86,091
232,600	IDR	Bank Rakyat Indonesia Persero, Tbk PT	70,667
341		Credicorp, Ltd.	56,473
3,408	NOK	DNB Bank, ASA	59,548
1,807	EUR	Edenred, SE	85,738
11,482	MXN	Grupo Financiero Banorte, SAB de CV - Class O	113,890
2,582		HDFC Bank, Ltd. (ADR)	148,723
1,559	HKD	Hong Kong Exchanges & Clearing, Ltd.	50,142
574		Intercontinental Exchange, Inc.	73,908
9,252		Itau Unibanco Holding, SA (ADR)	55,975
495		Jack Henry & Associates, Inc.	80,531
1,080	EUR	KBC Group, NV	80,565
104		MSCI, Inc.	48,442
518		PNC Financial Services Group, Inc.	79,389
510		Travelers Companies, Inc.	108,202
702		Visa, Inc. - Class A	188,564
			1,598,185
		Health Care (13.1%)
636	GBP	AstraZeneca, PLC	95,858
316	AUD	Cochlear, Ltd.	66,550
459	AUD	CSL, Ltd.	82,292
2,600	JPY	Daiichi Sankyo Company, Ltd.	88,428
744		Edwards Lifesciences Corp.#	62,994
399	EUR	EssilorLuxottica, SA	85,503
1,066		Gilead Sciences, Inc.	69,503
141	CHF	Lonza Group, AG	78,288
912		Merck & Company, Inc.	117,849
418	EUR	Merck KGaA	66,445
1,257	DKK	Novo Nordisk, A/S - Class B	162,339
307	CHF	Roche Holding, AG	73,673
6,000	JPY	Sysmex Corp.	96,383
196		Thermo Fisher Scientific, Inc.	111,469
235		UnitedHealth Group, Inc.	113,669
394		Zoetis, Inc.	62,741
			1,433,984
		Industrials (15.4%)
1,810	SEK	Assa Abloy, AB - Class B	48,451
3,400	SEK	Atlas Copco, AB - Class A	60,300
1,730		Ball Corp.	120,356
1,438		Canadian Pacific Kansas City, Ltd.	112,782
1,289	EUR	Cie de Saint-Gobain	102,704
2,400	JPY	Daifuku Company, Ltd.	49,639
205		Deere & Company	80,239
2,488	SEK	Epiroc, AB - Class A	46,688
478		Ferguson, PLC	100,332
518	EUR	Kingspan Group, PLC	46,353
1,600	JPY	Nidec Corp.	74,798
905		Otis Worldwide Corp.	82,536
440		Quanta Services, Inc.	113,766
1,600	JPY	Recruit Holdings Company, Ltd.	70,020
175		Rockwell Automation, Inc.	47,418
691	EUR	Siemens, AG	129,715
200	JPY	SMC Corp.	105,913
2,500	CNY	Sungrow Power Supply Company, Ltd. - Class A	35,680
290		Trane Technologies, PLC	92,029
226		Verisk Analytics, Inc.	49,259
576		Waste Management, Inc.	119,819
			1,688,797
		Information Technology (22.7%)
242		Accenture, PLC - Class A	72,820
146		Adobe, Inc.#	67,573
2,145		Apple, Inc.	365,358
876		Applied Materials, Inc.	174,017
99	EUR	ASML Holding, NV	87,977
904	EUR	Dassault Systemes, SE	35,725
2,932	EUR	Infineon Technologies, AG	102,382
138		Intuit, Inc.	86,336
1,247		Microsoft Corp.	485,495
242		NVIDIA Corp.	209,093
187	KRW	Samsung SDI Company, Ltd.	58,721
1,034	EUR	SAP, SE	187,261
2,724		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	374,114
654		TE Connectivity, Ltd.	92,528
541		Texas Instruments, Inc.	95,443
			2,494,843
		Materials (5.2%)
429	EUR	Air Liquide, SA	84,186
860	GBP	Croda International, PLC	49,540

See accompanying Notes to Schedule of Investments

Calamos Antetokounmpo Global Sustainable Equities ETF

SCHEDULE OF INVESTMENTS APRIL 30, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE
568	EUR	DSM-Firmenich, AG	$64,072
541		Ecolab, Inc.	122,347
12,181	BRL	Klabin, SA	54,048
226		Linde, PLC	99,657
1,028	DKK	Novozymes, A/S - Class B	57,159
146	CHF	Sika, AG#	41,819
			572,828
		Real Estate (1.1%)
364		American Tower Corp.	62,448
550		Prologis, Inc.	56,127
			118,575
		Utilities (3.5%)
80,000	HKD	China Water Affairs Group, Ltd.	49,804
2,886	EUR	EDP Renovaveis, SA	39,639
10,674	COP	Interconexion Electrica, SA ESP	49,248
5,452	GBP	National Grid, PLC	71,395
26,105	INR	Power Grid Corp. of India, Ltd.	94,441
1,046		Sempra	74,925
			379,452
		Total Common Stocks (Cost $9,635,170)	10,831,729
TOTAL INVESTMENTS (98.8%) (Cost $9,635,170)			10,831,729
OTHER ASSETS, LESS LIABILITIES (1.2%)			134,714
NET ASSETS (100.0%)			$10,966,443

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. Dollars.

See accompanying Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos ETF Trust (the “Trust”), a Delaware statutory trust organized on June 17, 2013, consists of four series, including Calamos Antetokounmpo Global Sustainable Equities ETF (the “Fund”), which commenced operations on February 3, 2023. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to commencement of operations, the Fund had issued 4,000 shares of beneficial interest at an aggregate purchase price of $100,000 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC.

The Fund is a diversified, actively managed exchange-traded fund (“ETF”). The Fund’s investment objective is long-term capital appreciation. The Fund offers and issues Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares, generally in exchange for a basket of securities constituting the portfolio holdings of the Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of the Fund are listed and principally traded on NYSE Arca, Inc.(the “Exchange”). Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Calamos Antetokounmpo Asset Management LLC (“CGAM”, or the "Adviser"), serves as the Fund’s adviser. CGAM is jointly owned by Calamos Advisors LLC (“Calamos Advisors”) and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors serves as the Fund’s subadviser (“Subadviser”).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Fund's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Fund, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the NAV on any day on which the Fund's NAVs are determined. The valuation of the Fund's investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every New York Stock Exchange ("NYSE") business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$10,831,729	$—	$—	$10,831,729
Total	$10,831,729	$—	$—	$10,831,729

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